Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan. Defined Benefit Obligation, Fair Value of Plan Assets and Funded Status (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 27, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution plan expense		$ 54	$ 46
DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		1	1
Interest cost		1	0
Contributions by employer	$ 5
Remeasurements
Actuarial (gain) loss – experience	$ (3)	2	3
Actuarial loss – financial assumptions		(4)	5
Return on plan assets greater than discount rate		0	(4)
DB Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		76	178
Current service cost		1	1
Interest cost		3	4
Benefits paid		(2)	(9)
Settlements		0	(140)
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	34
Remeasurements
Actuarial (gain) loss – experience		2	3
Actuarial loss – financial assumptions		(4)	5
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		3	0
Defined benefit obligation, ending balance		79	76
DB Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		67	183
Interest cost		2	4
Contributions by employer		1	6
Benefits paid		(2)	(9)
Settlements		0	(148)
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	27
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		3	0
Return on plan assets greater than discount rate		0	4
Defined benefit obligation, ending balance		71	67
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		11	15
Interest cost		8	8
Remeasurements
Actuarial (gain) loss – experience		(13)	0
Actuarial loss – financial assumptions		(45)	12
Return on plan assets greater than discount rate		0	0
OPEB Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		244	213
Current service cost		11	15
Interest cost		8	8
Benefits paid		(4)	(4)
Settlements		0	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	0
Remeasurements
Actuarial (gain) loss – experience		(13)	0
Actuarial loss – financial assumptions		(45)	12
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		(2)	0
Defined benefit obligation, ending balance		199	244
OPEB Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		0	0
Interest cost		0	0
Contributions by employer		2	0
Benefits paid		(2)	0
Settlements		0	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	0
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		0	0
Return on plan assets greater than discount rate		0	0
Defined benefit obligation, ending balance		0	0
Retirement Plan Funding Status [Member] | DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		(9)
Remeasurements
Defined benefit obligation, ending balance		(8)	(9)
Retirement Plan Funding Status [Member] | OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		(244)
Remeasurements
Defined benefit obligation, ending balance		$ (199)	$ (244)